UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  Chadds Ford Business Campus
          Brandywine Two, Ste 206
          Routes 1 & 202
          Chadds Ford, PA  19317

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania     February 7, 2000

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        46

Form 13F Information Table Value Total:        $149,509

List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATN COM      COM              000886101     2950    40650 SH       SOLE                                      40650
ABBOTT LABS COM                COM              002824100     2821    77680 SH       SOLE                                      77680
ALBERTSONS INC COM             COM              013104104     1079    33450 SH       SOLE                                      33450
AMERICAN HOME PRODS CP COM     COM              026609107      353     9000 SH       SOLE                                       9000
AMERICAN INTL GROUP COM        COM              026874107     6258    57878 SH       SOLE                                      57878
AMGEN INC COM                  COM              031162100      240     4000 SH       SOLE                                       4000
AT&T CORP COM                  COM              001957109      369     7264 SH       SOLE                                       7264
AVERY DENNISON CORP COM        COM              053611109     4777    65550 SH       SOLE                                      65550
BELL ATLANTIC CORP COM         COM              077853109      419     6800 SH       SOLE                                       6800
BRISTOL MYERS SQUIBB COM       COM              110122108      510     7950 SH       SOLE                                       7950
CENTEX CORP COM                COM              152312104     1455    58950 SH       SOLE                                      58950
CHEVRON CORPORATION COM        COM              166751107      387     4472 SH       SOLE                                       4472
CISCO SYS INC COM              COM              17275R102     7156    66800 SH       SOLE                                      66800
CITIGROUP INC COM              COM              172967101      556     9987 SH       SOLE                                       9987
COLGATE PALMOLIVE CO COM       COM              194162103      299     4600 SH       SOLE                                       4600
DU PONT E I DE NEMOURS COM     COM              263534109     1791    27189 SH       SOLE                                      27189
EXXON MOBIL CORP COM           COM              30231G102     6400    79436 SH       SOLE                                      79436
GAP INC DEL COM                COM              364760108     4105    89235 SH       SOLE                                      89235
GENERAL ELEC CO COM            COM              369604103     8705    56255 SH       SOLE                                      56255
HEWLETT PACKARD CO COM         COM              428236103     4857    42700 SH       SOLE                                      42700
HOME DEPOT INC COM             COM              437076102     7528   109500 SH       SOLE                                     109500
HONEYWELL INTERNATIONAL INC    COM              438516106     4900    84933 SH       SOLE                                      84933
HOUSEHOLD INTL INC COM         COM              441815107      570    15300 SH       SOLE                                      15300
ILLINOIS TOOL WKS INC COM      COM              452308109     3911    57890 SH       SOLE                                      57890
INTEL CORP COM                 COM              458140100     8294   100760 SH       SOLE                                     100760
INTERNATIONAL BUS MACH COM     COM              459200101      461     4272 SH       SOLE                                       4272
INTERPUBLIC GROUP COS COM      COM              460690100     5800   100550 SH       SOLE                                     100550
JOHNSON & JOHNSON COM          COM              478160104     6201    66494 SH       SOLE                                      66494
LEXMARK INTL GROUP INC CL A    COM              529771107      235     2600 SH       SOLE                                       2600
LUCENT TECHNOLOGIES COM        COM              549463107     1019    13588 SH       SOLE                                      13588
MEDTRONIC INC COM              COM              585055106     4327   118760 SH       SOLE                                     118760
MERCK & CO INC COM             COM              589331107     3070    45691 SH       SOLE                                      45691
MICROSOFT CORP COM             COM              594918104     4160    35630 SH       SOLE                                      35630
MORGAN STAN DEAN WITTR COM     COM              617446448     5761    40356 SH       SOLE                                      40356
ORACLE CORP COM                COM              68389X105      223     1987 SH       SOLE                                       1987
PRICE T ROWE & ASSOC COM       COM              741477103     3350    90700 SH       SOLE                                      90700
PROCTER & GAMBLE CO COM        COM              742718109     3084    28150 SH       SOLE                                      28150
SBC COMMUNICATIONS INC COM     COM              78387G103     4006    82165 SH       SOLE                                      82165
SCHERING PLOUGH CORP COM       COM              806605101     3706    87450 SH       SOLE                                      87450
SCHWAB CHARLES CP COM          COM              808513105     4149   108460 SH       SOLE                                     108460
SUN MICROSYSTEMS INC COM       COM              866810104     8713   112519 SH       SOLE                                     112519
VULCAN MATLS CO COM            COM              929160109     1258    31500 SH       SOLE                                      31500
WALGREEN CO COM                COM              931422109      254     8700 SH       SOLE                                       8700
WELLS FARGO & CO COM           COM              949746101     4572   113055 SH       SOLE                                     113055
WSFS FINL CORP COM             COM              929328102      126    10000 SH       SOLE                                      10000
BP AMOCO P L C SPONSORED ADR   ADR              055622104     4344    73242 SH       SOLE                                      73242